Other Expenses - Schedule of Other Expenses (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
Schedule of Other Expenses [Abstract]
Fair value loss on financial liabilities at FVTPL	¥ 29,533	$ 4,223
Donations	23,395	3,345	6,322	3,988
Foreign exchange loss	10,161	1,453
Penalty	5,777	827	1,425	24
Fair value loss on financial assets at FVTPL	1,134	162	832	699
Loss on disposal of items of property, plant and equipment	18	3	50
Others	3,581	512	446	492
Total	¥ 73,599	$ 10,525	¥ 9,075	¥ 5,203